Annual Report

                                [GRAPHIC OMITTED]


                                IAA Trust Company
                                  Mutual funds

                                 June 30, 1997

                                 A PLACE TO GROW

IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series
    Short-Term Government Bond Series
    Long-Term Bond Series

                               PRESIDENT'S LETTER
                                                                   July 28, 1997
DEAR SHAREHOLDER:

     Time marches on and so does the bull market in stocks. The Standard & Poor's 500 Index was up a remarkable 34.7% for the twelve months ended June 30, 1997. Bonds, as measured by the Salomon Brothers Broad Index, had a respectable 8.1% return for the same period, but paled in comparison.
     As has been the case for a few years now, the large companies that dominate the S&P 500 were among the best performing U.S. stocks. The average stock mutual fund holds a mix of large and small stocks, and their returns accordingly trailed the Index. The market is being buoyed by record corporate profits and cash flows. Large flows of funds into mutual funds by the investing public continue. While this is the case, we are somewhat concerned by the high valuation level that is being placed on the market. However, it appears that this is a minority view at the moment.
     The bond market has been a prime beneficiary of the Federal deficit's extended decline. The deficit, which approached $300 billion as recently as five years ago, looks like it will come in around $75 billion for fiscal 1997. This diminishes the Treasury's profile in the financial markets and has paved the way for lower interest rates.
     Inflation is currently being held in check by heightened global competition, which restrains U.S. wage growth and limits the ability of companies to pass along higher costs. Also, workers continue to value job security more than higher wages, and consumers seem to be holding the line on spending. This all suggests that upward pressures on the inflation rate may not occur anytime soon. In addition to these economic trends, the U.S. has emphasized investment and technological innovation that has produced attractive economic growth. In this environment, both equity and bond holders have prospered.


                           IAA TRUST GROWTH FUND, INC.

The annualized total returns for the Fund for the period ended June 30, 1997, are as follows:

                1 YEAR            5 YEARS            10 YEARS
                ------            -------            --------
                28.54%            16.61%              11.91%

These returns assume all dividends and capital gains distributions were reinvested.
     The IAA Trust Growth Fund returned 28.6% over the past year. This was significantly better than the 24% return of the average growth mutual fund, yet well behind the S&P 500. The impressive performance of the S&P 500 Index masked the lesser performance of most U.S. stocks. The great majority of stocks were unable to keep up with the S&P 500's stellar returns due to the tremendous performance by the Index's largest capitalization stocks. The 50 largest stocks produced over half the gains for the entire Index. Stock pickers found this environment discouraging, and few actively managed funds were able to beat the passive Index.
     Two themes that we have concentrated on are "The Graying of America" and "Feed the World." "The Graying of America" refers to the aging population and its profound influences on the economy. This has led us to focus on stocks in the healthcare sector (the elderly use a disproportionate share of medical products and services) and the financial sector (an aging population needs financial products and services to prepare for retirement). This has been very successful over the past year. Valuations have increased in both healthcare and financial services, making it more difficult to find stocks that fit our GROWTH AT A REASONABLE PRICE strategy. Nevertheless, we will continue to search for attractively valued companies that can capitalize on the aging of the population.
     The second theme, "Feed the World," is an agricultural play. Rising prosperity in heavily populated countries such as Brazil, China, and India is resulting in burgeoning demand for grains and meats. Our results in this sector have been mixed. The fertilizer companies have been unable to obtain much pricing power, and the stocks have languished. Our investments in manufacturers of agricultural machinery have been more successful, as these companies have been able to capitalize on rising demand.
     A new theme for the coming year is "Global Leadership." With the fall of the Iron Curtain, the subsequent move towards global capitalism, and agreements like NAFTA, which lower barriers to international trade, most businesses have become subject to global competition. A company selling goods around the world has tremendous economies of scale and scope, providing them with a sustainable competitive advantage over strictly domestic producers as well as smaller competitors. We intend to purchase companies with global leadership positions where the value of their leadership has not been fully accounted for in the price.
     At the start of 1997, Michael Marks assumed the management of the Growth Fund due to the previous manager, Bruce Finks, being promoted to Director of Investments for the IAA Trust Company. Michael has worked for the IAA Trust Company since 1993. For the past three years he has been co-managing the IAA Trust Asset Allocation Fund, where he has been responsible for stock selection.

                      IAA TRUST ASSET ALLOCATION FUND, INC.

The annualized total returns for the Fund for the period ended June 30, 1997 are as follows:

                1 YEAR            5 YEARS            10 YEARS
                ------            -------            --------
                19.95%            12.05%              10.48%

These returns assume all dividends and capital gains distributions were reinvested.
     The IAA Trust Asset Allocation Fund returned almost 20% over the past year. This compared well with the 18.5% return of the average "flexible" mutual fund. The Fund's performance benefited from above average stock performance despite an equity composition underrepresented by the largest capitalization stocks.
     The equity strategy for the Asset Allocation Fund is identical to that of the Growth Fund. In the bond arena, the Fund took advantage of weak market conditions and increased the duration of the portfolio. However, the market has lately been trading within an extremely low volatility range, thus eliminating the opportunity to extend the duration. With this lack of volatility and the recent bond rally, we intend to hold bond positions at current levels.


                      IAA TRUST TAX EXEMPT BOND FUND, INC.

The annualized total returns for the Fund for the period ended June 30, 1997 are as follows:

                1 YEAR            5 YEARS            10 YEARS
                ------            -------            --------
                 8.15%              5.58%              6.89%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.
     The IAA Trust Tax Exempt Bond Fund maintained a duration equal to or slightly longer than the duration of the Lehman Index throughout the year. In comparison to the Fund's one year total return of 8.15%, the Lehman Brothers Municipal Bond Index had a total return of 8.25%. It is important to note that the Lehman Index return does not reflect investments in cash, or the impact of any servicing, investment management, or administrative expenses that a mutual fund incurs.
     Changes in the trend for the Treasury market will have some effect on municipal yields, but we do not foresee the two markets making synchronized movements. Municipal yields should continue to remain at low levels for the year. Given the supply-and-demand factors inherent in the market, we expect to see prices remain firmer than Treasuries. Consequently, we will continue our strategy of preserving a duration slightly longer than the Index.


                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                               MONEY MARKET SERIES

     Over the past fiscal year, the IAA Trust Taxable Fixed Income Fund -- Money Market Series' 7-day average yield increased from 4.49% to 4.81%. The increase in yield was attributed primarily to the Federal Reserve's decision, in March, 1997, to increase short-term interest rates in order to prevent upward pressure on inflation. With inflation currently held in check, the outlook is for short-term rates to remain flat. Fund assets have increased over the past year. As Fund expenses are spread over a greater asset base, the expense ratio should decline, which will have a positive effect on net yield.

                        SHORT-TERM GOVERNMENT BOND SERIES

     This is a new bond fund that commenced operations on January 2, 1997; therefore, there is no 1 year, 5 year, or 10 year past performance history.
     In our new Short-Term Government Bond Series, we are constructing a portfolio of government, agency, and selected high-grade corporate securities. We will use corporate and mortgage-backed securities for their yield advantage over straight governments. The Fund had a return of 2.10% for the six months ended June 30, 1997. This Fund will have a duration approximate to that of a three-year Treasury note.

                              LONG-TERM BOND SERIES

     This is a new bond fund that commenced operations on January 2, 1997; therefore, there is no 1 year, 5 year, or 10 year past performance history.
     The Long-Term Bond Series had a return of 2.44% for the six months ended June 30, 1997. This compares to the Salomon Brothers Broad Market Index return of 3.1% for the same period. The Long-Term Bond Series is being structured with a minimum average maturity of ten years. Because we have flexibility in the types of fixed income securities that we may use, the portfolio will be rather diverse. To increase return, we will monitor sectors such as asset-backed bonds, commercial mortgage securities, and Yankee bonds. We will have approximately 30% of the Fund invested in government securities for the near term.

                                   Sincerely,


                               [GRAPHIC OMITTED]


                             /s/RONALD R. WARFIELD


                               Ronald R. Warfield
                                    President

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

  IAA TRUST GROWTH FUND, INC.
    PORTFOLIO CHANGES FOR THE YEAR ENDED JUNE 30, 1997

    MAJOR PURCHASES                           MAJOR SALES
    Citicorp (1)                              MBNA Corp.
    Columbia/HCA Healthcare Corp.             Travelers, Inc.
    Cisco Systems, Inc. (1)                   American International Group, Inc.
    Kemet Corp. (1)                           Talbots, Inc. (2)
    Warnaco Group, Inc., Cl. A (1)            Mylan Laboratories, Inc. (2)
    Wendy's International, Inc. (1)           Verifone, Inc. (2)
    Sun Microsystems, Inc.                    U.S. Healthcare, Inc. (2)
    AGCO Corp. (1)                            Hewlett-Packard Co.

    (1)New Holdings                           (2) Deletions

    TEN LARGEST HOLDINGS JUNE 30, 1997
                                                              PERCENT
                                                 VALUE        OF FUND
                                            -----------       -------
    Intel Corp. .........................   $ 3,942,388        2.80%
    General Electric Co. ................     3,765,600        2.67
    Sun Microsystems, Inc. ..............     3,349,683        2.38
    Citicorp ............................     3,194,906        2.27
    Elan Corp., PLC, ADS ................     2,850,750        2.03
    Columbia/HCA Healthcare Corp. .......     2,838,363        2.02
    Microsoft Corp. .....................     2,527,500        1.80
    Johnson & Johnson ...................     2,510,625        1.78
    Merck & Co. .........................     2,484,000        1.76
    GTE Corp. ...........................     2,369,250        1.68
                                            -----------       -----
                                            $29,833,065       21.19%
                                            ===========       =====


  IAA TRUST ASSET ALLOCATION FUND, INC.
    PORTFOLIO CHANGES FOR THE YEAR ENDED JUNE 30, 1997

    MAJOR PURCHASES                              MAJOR SALES
    United States Treasury Notes,                Travelers, Inc.
      6.500%, 05/15/05 (1)                       Federal Express Corp.
    BellSouth Capital Funding Corp.,             Illinois Tool Works, Inc. (2)
      6.040%, 11/15/26 (1)                       Motorola, Inc. (2)
    United States Treasury Notes,                International American
      6.500%, 10/15/06 (1)                         Development Bank
    Norfolk Southern Corp.,                        8.875%, 06/01/09
      7.050%, 05/01/37 (1)                       Wal-Mart Stores, Inc.
    Standard Credit Card Master Trust,           Williams Cos., Inc.
      6.700%, 09/07/02 (1)                       U.S. Healthcare, Inc. (2)
    Green Tree Financial Corp. (1)
    Kimberly-Clark Corp. (1)
    Wendy's International, Inc. (1)

    (1)New Holdings                              (2) Deletions

    TEN LARGEST HOLDINGS JUNE 30, 1997
                                                                        PERCENT
                                                           VALUE        OF FUND
                                                       ----------       --------
    Tennessee Valley Authority, 5.980%, 04/01/36 ....  $  501,250        3.51%
    United States Treasury Notes, 6.500%, 05/15/05 ..     349,325        2.45
    Bell of Pennsylvania, Putable Debentures,
      8.350%, 12/15/30 ..............................     228,250        1.60
    Elan Corp., PLC, ADS ............................     226,250        1.59
    Procter & Gamble Co. ............................     211,875        1.48
    United States Treasury Notes, 7.250%, 05/15/04 ..     208,628        1.46
    Norfolk Southern Corp.,7.050%, 05/01/37 .........     203,000        1.42
    Integrated Health Services, Inc. ................     200,200        1.40
    United States Treasury Notes, 5.875%, 03/31/99 ..     199,536        1.40
    United States Treasury Notes, 6.500%, 10/15/06 ..     199,148        1.40
                                                       ----------       -----
                                                       $2,527,462       17.71%
                                                       ==========       =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

  IAA TRUST TAX EXEMPT BOND FUND, INC.
      PORTFOLIO CHANGES FOR THE YEAR ENDED JUNE 30, 1997

      MAJOR PURCHASES                                                  MAJOR SALES
      Shelby County, Tennessee School                                  Louisville & Jefferson County Metropolitan
        General Obligation, Series A, 5.875%, 06/01/18 (1)               Sewer District Revenue, Series A, 5.250%, 05/15/10 (2)
      Saint Paul, Minnesota Independent School District                Los Angeles California Wastewater System Revenue
        #625 General Obligation, Series C, 5.250%, 02/01/13 (1)          6.000%, 11/01/14 (2)
      Jefferson County Kentucky School District Financing Corp.        Public Utility District #1 of Chelan County,
        School Building Revenue Series A, 5.300%, 07/01/15 (1)           Washington Revenue, 5.250%, 06/01/13 (2)
      Missouri State Environmental Improvement & Energy Resources      Mississippi State Unlimited General Obligation
        Authority Pollution Control Revenue, 5.250%, 12/01/09 (1)        Series B, 5.900%, 11/15/11 (2)
      Wisconsin State Health & Educational Facilities Authority        Grand Island, Nebraska Sewer Project Revenue
        Revenue Bond, 5.250%, 08/15/19 (1)                               5.850%, 04/01/08 (2)

      (1)New Holdings                                                  (2) Deletions

      TEN LARGEST HOLDINGS JUNE 30, 1997
                                                                        PERCENT
                                                           VALUE        OF FUND
                                                        ------------   --------
      Wisconsin State Clean Water Revenue,
        5.300%, 06/01/12 ..............................  $  697,039      3.87%
      Peru, Indiana Community School,
        6.750%, 01/01/09 ..............................     602,140      3.34
      Texas A&M University Revenues Fin. System,
        5.375%, 05/15/14 ..............................     597,324      3.32
      Pennsylvania State Higher Education Revenue,
        5.600%, 09/01/10 ..............................     589,835      3.27
      Cape Girardeau, Missouri Waterworks System,
        7.450%, 03/01/05 ..............................     584,060      3.24
      State of Rhode Island Ref. General Obligation,
        7.000%, 06/15/05 ..............................     572,215      3.18
      Chicago, Illinois Water Revenue,
        6.500%, 11/01/15 ..............................     566,925      3.15
      Connecticut State Unlimited Tax General Obligation,
        5.400%, 03/15/08 ..............................     565,923      3.14
      Maricopa County School Dist. Arizona Unlimited,
        6.400%, 07/01/06 ..............................     559,280      3.11
      Illinois State Sales Tax Revenue,
        5.400%, 06/15/13 ..............................     545,688      3.03
                                                         ----------     -----
                                                         $5,880,429     32.65%
                                                         ==========     =====


  IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
    MONEY MARKET SERIES

    TEN LARGEST HOLDINGS JUNE 30, 1997
                                                                      PERCENT
                                                           VALUE      OF FUND
                                                       -----------    --------
    AT & T Corp., 6.15%, 07/01/97 ...................  $ 2,400,000     3.96%
    Province of Quebec, 5.55%, 07/21/97 .............    2,392,600     3.94
    Xerox Corp., 5.54%, 08/06/97 ....................    2,267,369     3.74
    USAA Capital Corp., 5.54%,10/07/97 ..............    2,117,576     3.49
    American Express Credit Corp., 5.58%, 08/05/97 ..    2,015,000     3.32
    CIT Group Holdings, Inc., 5.66%, 10/15/97 .......    2,000,000     3.30
    GTE Funding, Inc., 5.57%, 07/17/97 ..............    1,995,049     3.29
    John Deere Capital Corp., 5.56%, 07/29/97 .......    1,932,000     3.18
    PHH Corp., 5.57%, 07/24/97 ......................    1,913,167     3.15
    Household Finance Corp., 5.60%, 07/14/97 ........    1,900,000     3.13
                                                       -----------    -----
                                                       $20,932,761    34.50%
                                                       ===========    =====

    PORTFOLIO CHARACTERISTICS JUNE 30, 1997

    30 DAY AVERAGE YIELD: 4.76%
    7 DAY AVERAGE YIELD: 4.81%

    AVERAGE DAYS TO MATURITY: 42.00

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

  IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
    SHORT-TERM GOVERNMENT BOND SERIES

    PORTFOLIO CHANGES FOR THE PERIOD ENDED JUNE 30, 1997

    MAJOR PURCHASES                                           MAJOR SALES
    United States Treasury Notes, 6.250%, 05/31/99 (1)        None
    United States Treasury Notes, 6.500%, 08/31/01 (1)
    United States Treasury Notes, 6.250%, 02/28/02 (1)
    United States Treasury Notes, 6.250%, 02/28/02 (1)
    Federal Home Loan Bank, 8.000%, 09/20/04 (1)
    Federal Home Loan Bank, 6.830%, 06/07/01 (1)
    Federal Home Loan Bank, 8.340%, 01/26/05 (1)

    (1)New Holdings

    TEN LARGEST HOLDINGS JUNE 30, 1997
                                                                        PERCENT
                                                             VALUE      OF FUND
                                                          -----------  --------
    United States Treasury Notes, 6.500%, 08/31/01 ...... $ 3,014,790    12.41%
    United States Treasury Notes, 6.250%, 05/31/99 ......   3,008,850    12.39
    United States Treasury Notes, 6.250%, 02/28/02 ......   1,990,000     8.19
    United States Treasury Notes, 6.250%, 02/28/02 ......     997,970     4.11
    Federal Home Loan Bank, 8.000%, 09/20/04 ............     765,938     3.15
    Federal Home Loan Bank, 6.830%, 06/07/01 ............     650,906     2.68
    Federal Home Loan Bank, 8.340%, 01/26/05 ............     520,938     2.15
    Federal Home Loan Bank, 6.825%, 09/18/02 ............     499,063     2.06
    United States Treasury Notes, 5.875%, 11/15/99 ......     496,860     2.05
    Federal National Mortgage Assoc., 6.820%, 11/05/01 ..     199,688     0.82
                                                          -----------    -----
                                                          $12,145,003    50.01%
                                                          ===========    =====



 IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
   LONG-TERM BOND SERIES

   PORTFOLIO CHANGES FOR THE PERIOD ENDED JUNE 30, 1997

   MAJOR PURCHASES                                           MAJOR SALES
   United States Treasury Notes, 6.520%, 05/15/05 (1)        Government National Mortgage Assoc., 6.500%, 05/15/26 (2)
   United States Treasury Notes, 6.000%, 02/15/26 (1)        Government National Mortgage Assoc., 6.500%, 01/15/29 (2)
   United States Treasury Notes, 5.625%, 02/15/06 (1)
   Tennessee Valley Authority, 5.980%, 04/01/36 (1)
   Wachovia Corp., 6.605%, 10/01/25 (1)
   Amoco Canada Petroleum Co., 7.950%, 10/01/22 (1)
   United States Treasury Notes, 6.500%, 10/15/06 (1)

   (1)New Holdings                                           (2) Deletions

   TEN LARGEST HOLDINGS JUNE 30, 1997
                                                                         PERCENT
                                                               VALUE     OF FUND
                                                            ----------   -------
   United States Treasury Notes, 6.520%, 05/15/05 ........  $2,744,692     8.34%
   United States Treasury Notes, 6.000%, 02/15/26 ........   2,237,550     6.79
   United States Treasury Notes, 5.625%, 02/15/06 ........     939,110     2.85
   Tennessee Valley Authority, 5.980%, 04/01/36 ..........     774,235     2.35
   Wachovia Corp., 6.605%, 10/01/25 ......................     589,500     1.79
   Amoco Canada Petroleum Co., 7.950%, 10/01/22 ..........     511,875     1.55
   United States Treasury Notes, 6.500%, 10/15/06 ........     497,870     1.51
   The Money Store Home Equity Trust, 5.675%, 02/15/09 ...     375,397     1.14
   Norfolk Southern Corp., 7.050%, 05/01/37 ..............     304,500     0.93
   Central Illinois Public Service Co., 7.610%, 06/01/17 .     302,625     0.92
                                                            ----------     ----
                                                            $9,277,354    28.17%
                                                            ==========    =====

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
================================================================================
IAA TRUST GROWTH FUND, INC.



                                      SHARES     VALUE
                                    --------  -----------

COMMON STOCKS -- 77.08%
BASIC INDUSTRY -- 4.08%
Engelhard Corp. ...............       63,000  $ 1,319,062
IMC Global, Inc. ..............       46,000    1,610,000
Newmont Mining Corp. ..........       15,000      585,000
Nucor Corp. ...................       22,500    1,288,125
Weyerhaeuser Co. ..............       18,000      936,000
                                               ----------
                                                5,738,187
                                               ----------
CAPITAL GOODS -- 8.08%
AGCO Corp. ....................       59,100    2,123,906
Case Corp. ....................        8,050      554,444
Channell Commercial Corp.* ....       50,000      675,000
Deere & Co. ...................       27,900    1,531,012
General Electric Co. ..........       57,600    3,765,600
Hardinge, Inc. ................       46,000    1,345,500
York International, Inc. ......       30,000    1,380,000
                                               ----------
                                               11,375,462
                                               ----------
CONSUMER CYCLICAL -- 5.12%
AutoZone, Inc.* ...............       63,600    1,498,575
Gentex Corp. ..................       65,000    1,283,750
Titan Wheel International, Inc.       55,000      969,375
Wal-Mart Stores, Inc. .........       40,000    1,352,500
Warnaco Group, Inc., Cl. A ....       66,000    2,103,750
                                               ----------
                                                7,207,950
                                               ----------
CONSUMER SERVICES -- 3.05%
American Greetings Corp. ......       10,000      371,250
First Data Corp. ..............       39,000    1,713,563
Wendy's International, Inc. ...       84,900    2,202,094
                                               ----------
                                                4,286,907
                                               ----------
CONSUMER STAPLES -- 6.65%
American Stores Co. ...........       43,000    2,123,125
Archer-Daniels-Midland Co. ....       50,000    1,175,000
Kimberly-Clark Corp. ..........       22,500    1,119,375
PepsiCo, Inc. .................       39,000    1,464,937
Procter & Gamble Co. ..........       14,000    1,977,500
Unilever N.V ..................        7,000    1,498,438
                                               ----------
                                                9,358,375
                                               ----------
ENERGY -- 6.95%
Chevron Corp. .................       25,000    1,848,437
Exxon Corp. ...................       30,000    1,845,000
Petsec Energy, Ltd., ADR* .....       30,000      682,500
Phillips Petroleum Co. ........       40,000    1,750,000
Royal Dutch Petroleum Co., ADR        36,000    1,957,500
Seitel, Inc.* .................       14,300      543,400
Unocal Corp. ..................       30,000    1,164,375
                                               ----------
                                                9,791,212
                                               ----------


                                           SHARES        VALUE
                                         --------      ---------

FINANCE -- 9.09%
American International Group, Inc.          2,400       $358,500
Citicorp .........................         26,500      3,194,906
Federal National Mortgage Assoc ..         49,000      2,137,625
Green Tree Financial Corp. .......         65,000      2,315,625
MBNA Corp. .......................         37,500      1,373,438
Norwest Corp. ....................         34,700      1,951,875
Travelers, Inc. ..................         23,300      1,469,356
                                                    ------------
                                                      12,801,325
                                                    ------------
HEALTH -- 11.65%
Columbia/HCA Healthcare Corp. ....         72,200      2,838,363
Elan Corp., PLC, ADS* ............         63,000      2,850,750
Integrated Health Services, Inc. .         46,000      1,771,000
Invacare Corp. ...................         79,900      1,867,663
Johnson & Johnson ................         39,000      2,510,625
Merck & Co. ......................         24,000      2,484,000
SmithKline Beecham, PLC, ADR .....         22,700      2,079,887
                                                    ------------
                                                      16,402,288
                                                    ------------
TECHNOLOGY -- 15.12%
Adaptec, Inc.* ...................         48,000      1,668,000
Cisco Systems, Inc.* .............         28,500      2,047,312
Diebold, Inc. ....................         31,000      1,209,000
Hewlett-Packard Co. ..............         22,900      1,282,400
Intel Corp. ......................         27,800      3,942,388
Kemet Corp.* .....................         86,500      2,151,688
Microsoft Corp.* .................         20,000      2,527,500
Motorola, Inc. ...................         23,000      1,748,000
Oracle Corp.* ....................         27,000      1,360,125
Sun Microsystems, Inc.* ..........         90,000      3,349,683
                                                    ------------
                                                      21,286,096
                                                    ------------
TRANSPORTATION -- 1.77%
Burlington Northern Corp. ........         10,000        898,750
Federal Express Corp. ............         11,000        635,250
Illinois Central Corp. ...........         27,600        964,275
                                                    ------------
                                                       2,498,275
                                                    ------------
UTILITIES -- 5.52%
AT & T Corp. .....................         23,000        806,437
DPL, Inc. ........................         80,700      1,987,238
GTE Corp. ........................         54,000      2,369,250
NICOR, Inc. ......................         49,150      1,763,256
Wisconsin Energy Corp. ...........         34,000        841,500
                                                    ------------
                                                       7,767,681
                                                    ------------
TOTAL COMMON STOCKS
  (cost $67,875,702) .............                   108,513,758
                                                    ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
================================================================================
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                              PRINCIPAL
                                                AMOUNT       VALUE
                                              ---------    ---------

COMMERCIAL PAPER -- 6.04%
GTE Funding, Inc.
  5.69%, 07/07/97 ......................... $ 2,050,000   $ 2,048,056
Household Finance Corp.
  5.60%, 07/14/97 .........................   1,395,000     1,395,000
John Deere Capital Corp.
  5.64%, 07/29/97 .........................     112,000       112,000
IBM Credit Corp.
  5.58%, 08/06/97 .........................   4,950,000     4,950,000
                                                          -----------
TOTAL COMMERCIAL PAPER
  (cost $8,505,056) .......................                 8,505,056
                                                          -----------


                                      SHARES        VALUE
                                    ---------    ---------

OTHER SHORT TERM INVESTMENTS -- 6.35%
MONEY MARKET FUNDS
Dreyfus Money Market Fund .....     5,784,000    $ 5,784,000
Federated Prime Obligation Fund     3,154,246      3,154,246
                                                ------------
TOTAL MONEY MARKET FUNDS
  (cost $8,938,246) ...........                    8,938,246
                                                ------------
TOTAL INVESTMENTS -- 89.47%
  (cost $85,319,004) ..........                  125,957,060
                                                ------------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 10.53%                    14,829,289
                                                ------------
NET ASSETS -- 100.00% .........                 $140,786,349
                                                ============

* Non-income producing security

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
===============================================================================
IAA TRUST ASSET ALLOCATION FUND, INC.



                                                 SHARES      VALUE
                                                ---------  ---------

COMMON STOCKS -- 52.74%
BASIC INDUSTRY -- 1.26%
IMC Global, Inc. ...........................      3,000   $105,000
Mead Corp. .................................      1,200     74,700
                                                          --------
                                                           179,700
                                                          --------
CAPITAL GOODS -- 4.95%
AGCO Corp. .................................      4,000    143,750
Case Corp. .................................      2,000    137,750
Fluor Corp. ................................        700     38,631
General Electric Co. .......................      1,800    117,675
Hardinge, Inc. .............................      3,300     96,525
Philips Electronics N.V ....................      1,950    140,156
York International Corp. ...................        700     32,200
                                                          --------
                                                           706,687
                                                          --------
CONSUMER CYCLICAL -- 4.62%
AutoZone, Inc.* ............................      4,400    103,675
Chrysler Corp. .............................      2,000     65,625
Department 56, Inc.* .......................      1,000     22,188
Fleetwood Enterprises, Inc. ................      2,400     71,550
Harley-Davidson, Inc. ......................        500     23,969
Magna International, Inc., Cl. A ...........      1,000     60,187
Planet Hollywood International, Inc., Cl. A*      1,000     23,000
Titan Wheel International, Inc. ............      4,400     77,550
Wal-Mart Stores, Inc. ......................      2,000     67,625
Warnaco Group, Inc., Cl. A .................      4,500    143,438
                                                          --------
                                                           658,807
                                                          --------
CONSUMER SERVICES -- 2.38%
First Data Corp. ...........................      2,000     87,875
Tribune Co. ................................      2,000     96,125
Wendy's International, Inc. ................      6,000    155,625
                                                          --------
                                                           339,625
                                                          --------
CONSUMER STAPLES -- 5.51%
Albertson's, Inc. ..........................      2,900    105,850
Coca-Cola Co. ..............................      1,800    125,550
Gillette Co. ...............................      1,800    170,550
Kimberly-Clark Corp. .......................      2,400    119,400
Procter & Gamble Co. .......................      1,500    211,875
Walgreen Co. ...............................      1,000     53,625
                                                          --------
                                                           786,850
                                                          --------
ENERGY -- 4.57%
Atlantic Richfield Co. .....................      1,400     98,700
Exxon Corp. ................................      2,500    153,750
Repsol S.A., ADR ...........................      1,000     42,437
Schlumberger, Ltd. .........................        600     75,000
Williams Cos., Inc. ........................      4,000    175,000
YPF Sociedad Anonima, ADS ..................      3,500    107,625
                                                          --------
                                                           652,512
                                                          --------
FINANCE -- 6.87%
Bank of New York ...........................      3,000    130,500
BankAmerica Corp. ..........................      2,000    129,125
Citicorp ...................................      1,550    186,872
Echelon International Corp., Inc.* .........         80      1,825
Green Tree Financial Corp. .................      3,500    124,688
Meditrust, Inc. ............................      2,700    107,494





                                               SHARES      VALUE
                                              -------   ----------
National Golf Properties, Inc. .........        3,100   $  107,725
Norwest Corp. ..........................        3,400      191,250
Travelers, Inc. ........................           15          946
                                                        ----------
                                                           980,425
                                                        ----------
HEALTH -- 8.87%
Aetna, Inc. ............................          561       57,432
Bristol-Myers Squibb Co. ...............        2,000      162,000
Columbia/HCA Healthcare Corp. ..........        4,450      174,941
Depuy, Inc.* ...........................        3,500       80,500
Elan Corp., PLC, ADS* ..................        5,000      226,250
ESC Medical Systems, Ltd.* .............          450       11,475
Integrated Health Services, Inc. .......        5,200      200,200
Invacare Corp. .........................        5,500      128,563
Johnson & Johnson ......................        1,900      122,313
OccuSystems, Inc.* .....................        3,500      101,500
                                                        ----------
                                                         1,265,174
                                                        ----------
TECHNOLOGY -- 10.33%
Adaptec, Inc.* .........................        2,100       72,975
AirTouch Communications, Inc.* .........        1,500       41,063
Bell & Howell Co.* .....................        2,000       61,625
Cisco Systems, Inc.* ...................        1,800      120,825
Diebold, Inc. ..........................        3,000      117,000
Doncasters PLC, ADR* ...................          500       11,562
Hewlett-Packard Co. ....................          750       42,000
Intel Corp. ............................          975      138,267
Kemet Corp.* ...........................        5,000      124,375
Lam Research Corp.* ....................          500       18,531
Microsoft Corp.* .......................        1,000      126,375
Oracle Corp.* ..........................        3,625      182,609
Raytheon Co. ...........................        2,000      102,000
Sun Microsystems, Inc.* ................        3,300      122,822
Tektronix, Inc. ........................        1,500       90,000
Ultratech Stepper, Inc.* ...............        4,500      102,938
                                                        ----------
                                                         1,474,967
                                                        ----------
TRANSPORTATION -- 0.61%
Federal Express Corp.* .................        1,500       86,625
                                                        ----------
UTILITIES -- 2.77%
BellSouth Corp. ........................        1,500       69,562
CILCORP, Inc. ..........................        1,200       49,425
Florida Progress Corp. .................        1,200       37,575
GTE Corp. ..............................        1,600       70,200
SBC Communications, Inc. ...............        1,097       67,877
Texas Utilities, Inc. ..................        1,000       34,437
Wisconsin Energy Corp. .................        2,700       66,825
                                                        ----------
                                                           395,901
                                                        ----------
TOTAL COMMON STOCKS
  (cost $4,698,518) ....................                 7,527,273
                                                        ----------
PREFERRED STOCKS -- 0.12%
  (cost $12,214)
Aetna, Inc. Convertible Preferred 6.25%           187       17,531
                                                        ----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
===============================================================================
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT      VALUE
                                         ---------   ---------

BONDS AND NOTES -- 41.60%
AUTO -- 0.81%
General Motors Acceptance Corp.
  8.875%, 06/01/10 ....................   $100,000   $115,500
                                                     --------
BANKING -- 2.94%
ABN AMRO Bank NV (Chicago) -
  Global Bond
  7.125%, 06/18/07 ....................    100,000    100,250
Citicorp
  7.200%, 06/15/07 ....................    100,000    100,375
International American Development Bank
  9.500%, 10/15/97 ....................    100,000    101,125
  8.875%, 06/01/09 ....................    100,000    117,125
                                                     --------
                                                      418,875
                                                     --------
BEVERAGES -- 0.70%
Coca-Cola Co.
  6.625%, 10/01/02 ....................    100,000     99,625
                                                     --------
CHEMICALS -- 0.70%
DuPont (E.I.) De Nemours & Co.
  6.750%, 10/15/02 ....................    100,000    100,000
                                                     --------
FINANCE COMPANIES -- 3.77%
Chemical Master Credit Card Trust
  5.980%, 09/15/08 ....................    200,000    188,848
Discover Credit Card Trust
  6.750%, 02/16/02 ....................    200,000    197,844
Standard Credit Card Master Trust
  6.700%, 09/07/02 ....................    150,000    150,855
                                                     --------
                                                      537,547
                                                     --------
INDUSTRIAL -- 0.72%
Amoco Canada Petroleum Co.
  7.950%, 10/01/22 ....................    100,000    102,375
                                                     --------
TELEPHONE UTILITY -- 4.93%
Bell of Pennsylvania Putable Debentures
  8.350%, 12/15/30 ....................    200,000    228,250
BellSouth Capital Funding Corp.
  6.040%, 11/15/26 ....................    200,000    196,750
Chesapeake & Potomac Telephone Co.
  of Virginia Debentures
  8.375%, 10/01/29 ....................    100,000    113,250
New Jersey Bell Telephone Co.
  7.850%, 11/15/29 ....................    150,000    165,375
                                                     --------
                                                      703,625
                                                     --------
TRANSPORTATION -- 1.42%
Norfolk Southern Corp.
  7.050%, 05/01/37 ....................    200,000    203,000
                                                     --------
ASSET BACKED -- 0.69%
Amresco Residential Securities Mortgage
  6.925%, 06/25/25 ....................    100,000     98,313
                                                     --------
U.S. GOVERNMENT AGENCIES -- 9.87%
Federal Farm Credit Bank
  5.800%, 12/18/00 ....................    100,000     97,615
Federal Home Loan Bank
  6.830%, 06/07/01 ....................    100,000     99,375
  8.000%, 09/20/04 ....................    100,000    102,125




                                                      PRINCIPAL
                                                        AMOUNT      VALUE
                                                      ---------   ---------
Federal Home Loan Mortgage Corp.
  10.750%, 07/01/00 .............................   $    2,573   $    2,596
  8.750%, 04/01/01 ..............................       30,468       30,811
  10.150%, 04/15/06 .............................       17,598       18,170
  6.500%, 06/15/06 ..............................      200,000      195,750
Federal National Mortgage Association
  7.060%, 11/02/05 ..............................      200,000      195,750
Government National Mortgage Association
  Pool #60721
  9.750%, 04/15/98 ..............................        1,286        1,328
Government National Mortgage Association
  Pool #30111
  9.000%, 05/15/09 ..............................       17,809       18,832
Government National Mortgage Association
  Pool #23653
  9.500%, 06/15/09 ..............................       11,843       12,779
Government National Mortgage Association
  Pool #32147
  9.500%, 08/15/09 ..............................       11,751       12,680
Government National Mortgage Association
  Pool #161621
  9.000%, 07/15/16 ..............................      112,619      119,094
Tennessee Valley Authority
  5.980%, 04/01/36 ..............................      500,000      501,250
                                                                 ----------
                                                                  1,408,155
                                                                 ----------
U.S. GOVERNMENT OBLIGATIONS -- 15.07%
United States Treasury Notes
  5.875%, 03/31/99 ..............................      200,000      199,536
  6.750%, 06/30/99 ..............................      100,000      101,238
  6.875%, 07/31/99 ..............................      100,000      101,464
  5.875%, 02/15/00 ..............................      100,000       99,217
  6.625%, 04/30/02 ..............................      100,000      100,950
  6.375%, 08/15/02 ..............................      100,000      100,012
  5.875%, 02/15/04 ..............................      100,000       96,984
  7.250%, 05/15/04 ..............................      200,000      208,628
  7.250%, 08/15/04 ..............................      100,000      104,209
  7.875%, 11/15/04 ..............................      100,000      107,875
  6.500%, 05/15/05 ..............................      350,000      349,325
  6.875%, 05/15/06 ..............................      150,000      153,122
  6.500%, 10/15/06 ..............................      200,000      199,148
United States Treasury Bonds
  11.625%, 11/15/04 .............................      100,000      129,472
  6.750%, 08/15/26 ..............................      100,000       98,984
                                                                 ----------
                                                                  2,150,164
                                                                 ----------
TOTAL BONDS AND NOTES
  (cost $5,796,541) .............................                 5,937,179
                                                                 ----------
COMMERCIAL PAPER -- 2.16%
Household Finance Corp.
  5.60%, 07/14/97 ...............................       99,000       99,000
Ford Motor Credit Corp.
  5.68%, 07/28/97 ...............................       50,000       50,000
American Express Credit Corp.
  5.58%, 08/05/97 ...............................      140,000      140,000
International Lease Finance Corp.
  5.63%, 09/02/97 ...............................       20,000       19,803
                                                                 ----------
TOTAL COMMERCIAL PAPER
  (cost $308,803) ...............................                   308,803
                                                                 ----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
===============================================================================
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)


                                            SHARES        VALUE
                                          ---------    ----------

OTHER SHORT-TERM INVESTMENTS -- 2.44%
MONEY MARKET FUNDS
  (cost $347,599)
Federated Prime Obligation Fund .....       347,599   $   347,599
                                                      -----------
TOTAL INVESTMENTS -- 99.06%
  (cost $11,163,675) ................                  14,138,385
                                                      -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.94% .......                     133,999
                                                      -----------
NET ASSETS -- 100.00% ...............                 $14,272,384
                                                      ===========

* Non-income producing security


                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
================================================================================
IAA TRUST TAX EXEMPT BOND FUND, INC.

                                                  PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ----------   ----------

MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.55%
ARIZONA -- 6.04%
Bullhead City, Arizona Parkway Revenue
  6.100%, 01/01/07 ...........................   $  250,000   $  263,897
Maricopa County School Dististrict #93
  Arizona Unlimited Tax General Obligation
  6.400%, 07/01/06 ...........................      500,000      559,280
Salt River Project Arizona Agriculture
  Improvement & Power District Electric
  System Revenue
  5.625%, 01/01/06 ...........................      250,000      264,707
                                                              ----------
                                                               1,087,884
                                                              ----------
CALIFORNIA -- 5.91%
California State Public Works Board Lease
  Revenue
  5.200%, 12/01/09 ...........................      500,000      502,615
City of Fresno, California Sewer System
  Revenue
  6.250%, 09/01/14 ...........................      250,000      278,490
Fresno, California Unified School District,
  General Obligation
  5.875%, 08/01/15 ...........................      275,000      283,473
                                                              ----------
                                                               1,064,578
                                                              ----------
COLORADO -- 2.73%
Denver, Colorado City & County General
  Obligation
  5.000%, 10/01/10 ...........................      500,000      491,645
                                                              ----------
CONNECTICUT -- 3.14%
Connecticut State Unlimited Tax General
  Obligation
  5.400%, 03/15/08 ...........................      550,000      565,922
                                                              ----------
FLORIDA -- 2.91%
Port St. Lucie, Florida Utility System
  Revenue
  5.900%, 09/01/09 ...........................      500,000      523,330
                                                              ----------
ILLINOIS -- 16.83%
Chicago, Illionis O'Hare International Airport
  Revenue
  5.000%, 01/01/16 ...........................      500,000      464,890
Chicago, Illinois Water Revenue
  6.500%, 11/01/15 ...........................      500,000      566,925
Illinois State Sales Tax Revenue
  5.400%, 06/15/13 ...........................      550,000      545,688
Illinois State Toll Highway Authority
  Revenue, Series A
  6.300%, 01/01/12 ...........................      275,000      300,396
Northwest Suburban Municipal Joint Action
  Water Agency Illinois Contract Revenue
  6.450%, 05/01/07 ...........................      400,000      447,072
Northwest Water Commission Illinois,
  Cook & Lake Revenue
  5.000%, 05/01/13 ...........................      500,000      481,170
Sangamon County, Illinois Tax General
  Obligation
  6.500%, 03/01/08 ...........................      200,000      224,644
                                                              ----------
                                                               3,030,785
                                                              ----------


                                              PRINCIPAL
                                                AMOUNT     VALUE
                                               --------   --------
INDIANA -- 3.34%
Peru, Indiana Community School Corp.
  Revenue
  6.750%, 01/01/09 .........................   $550,000   $602,140
                                                          --------
KENTUCKY -- 2.74%
Jefferson County Kentucky School District
  Financing Corp. School Building Revenue,
  Series A
  5.300%, 07/01/15 .........................    500,000    494,120
                                                          --------
MASSACHUSETTS -- 2.94%
Massachusetts State Water Resource
  Authority Revenue
  6.000%, 11/01/08 .........................    500,000    528,625
                                                          --------
MINNESOTA -- 2.76%
Saint Paul, Minnesota Independent School
  District #625 General Obligation, Series C
  5.250%, 02/01/13 .........................    500,000    496,560
                                                          --------
MISSOURI -- 4.64%
Cape Girardeau, Missouri Waterworks
  System Revenue
  7.450%, 03/01/05 .........................    500,000    584,060
Missouri State Environmental Improvement
  & Energy Resources Authority Pollution
  Control Revenue
  5.250%, 12/01/09 .........................    250,000    252,020
                                                          --------
                                                           836,080
                                                          --------
NEBRASKA -- 0.56%
Nebraska Public Power District Revenue
  5.400%, 01/01/10 .........................    100,000    100,428
                                                          --------
NEVADA -- 5.12%
Clark County, Nevada School District
  General Obligation
  5.250%, 06/01/07 .........................    500,000    510,530
Henderson, Nevada Water and Sewer
  Unlimited Tax General Obligation
  5.375%, 06/01/07 .........................    400,000    411,668
                                                          --------
                                                           922,198
                                                          --------
NEW YORK -- 2.75%
New York State Dormitory Authority
  Revenue
  5.500%, 07/01/12 .........................    500,000    494,470
                                                          --------
NORTH CAROLINA -- 1.55%
North Carolina East Municipal Power
  Agency System Revenue
  7.000%, 01/01/08 .........................    250,000    278,770
                                                          --------
OHIO -- 2.83%
Montgomery County, Ohio Sewer System
  Revenue
  5.600%, 09/01/11 .........................    500,000    509,855
                                                          --------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
================================================================================
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                                PRINCIPAL
                                                 AMOUNT       VALUE
                                               ----------   ---------

PENNSYLVANIA -- 6.11%
Pennsylvania Intergovernmental Corp.
  Authority, Special Tax Revenue
  5.450%, 06/15/08 .........................   $  500,000   $  510,555
Pennsylvania State Higher Education
  Revenue Bonds, Series A
  5.600%, 09/01/10 .........................      575,000      589,835
                                                            ----------
                                                             1,100,390
                                                            ----------
RHODE ISLAND -- 3.18%
State of Rhode Island Refunding General
  Obligation
  7.000%, 06/15/05 .........................      500,000      572,215
                                                            ----------
TENNESSEE -- 2.84%
Shelby County, Tennessee School General
  Obligation, Series A
  5.875%, 06/01/18 .........................      500,000      512,165
                                                            ----------
TEXAS -- 10.37%
Austin, Texas Limited Tax General Obligation
  7.250%, 09/01/03 .........................      350,000      391,906
Bexar County, Texas Detention Facilities
  Limited Tax General Obligation
  5.750%, 06/15/10 .........................      500,000      516,315
Garland, Texas Limited Tax General
  Obligation
  5.800%, 08/15/12 .........................      350,000      362,131
Texas A&M University Revenues Financing
  System
  5.375%, 05/15/14 .........................      600,000      597,324
                                                            ----------
                                                             1,867,676
                                                            ----------

                                              PRINCIPAL
                                                AMOUNT       VALUE
                                             -----------   ---------
WASHINGTON -- 1.54%
Washington Public Power Supply System,
  Nuclear Project #1, Refunding Revenue,
  1990-C
  7.625%, 07/01/01 .......................   $   250,000   $   276,505
                                                           -----------
WISCONSIN -- 6.72%
Brookfield, Wisconsin Unlimited Tax Corp.
  General Obligation
  6.900%, 03/15/03 .......................       250,000       279,288
Wisconsin State Clean Water Revenue Bond
  5.300%, 06/01/12 .......................       700,000       697,039
Wisconsin State Health & Educational
  Facility Authority Revenue Bond
  5.250%, 08/15/19 .......................       250,000       234,298
                                                           -----------
                                                             1,210,625
                                                           -----------
TOTAL MUNICIPAL BONDS
  (cost $17,007,707) .....................                  17,566,966
                                                           -----------
                                                SHARES
                                              ----------
TAX EXEMPT
  MONEY MARKET FUNDS -- 1.04%
  (cost $186,502)
Nuveen Tax Exempt Fund ...................       186,502       186,502
                                                           -----------
TOTAL INVESTMENTS -- 98.59%
  (cost $17,194,209) .....................                  17,753,468
                                                           -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 1.41% ............                     254,560
                                                           -----------
NET ASSETS -- 100.00% ....................                 $18,008,028
                                                           ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
===============================================================================
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES


                                           PRINCIPAL
                                             AMOUNT          VALUE
                                           ----------      ---------


COMMERCIAL PAPER -- 94.47%
AUTO & TRUCK -- 5.68%
Ford Motor Credit Co.
  5.69%, 07/22/97 ....................   $   600,000   $   600,000
  5.68%, 07/28/97 ....................       700,000       700,000
  5.66%, 09/02/97 ....................       500,000       500,000
  5.50%, 09/02/97 ....................       600,000       600,000
Toyota Motor Credit Co.
  5.52%, 07/03/97 ....................     1,048,000     1,047,678
                                                       -----------
                                                         3,447,678
                                                       -----------
COMMERCIAL BANKING -- 6.99%
Norwest Corp.
  5.61%, 07/21/97 ....................     1,363,000     1,363,000
  5.64%, 07/23/97 ....................       600,000       600,000
SunTrust Banks, Inc.
  5.58%, 09/03/97 ....................     1,300,000     1,287,104
U.S. Central Credit Union
  5.60%, 08/11/97 ....................     1,000,000       993,622
                                                       -----------
                                                         4,243,726
                                                       -----------
COMMERCIAL FINANCE -- 4.76%
CIT Group Holdings, Inc.
  5.59%, 08/18/97 ....................       887,000       887,000
  5.66%, 10/15/97 ....................     2,000,000     2,000,000
                                                       -----------
                                                         2,887,000
                                                       -----------
COMMERCIAL SERVICES -- 3.15%
PHH Corp.
  5.57%, 07/24/97 ....................     1,920,000     1,913,167
                                                       -----------
CONSUMER FINANCE -- 43.86%
American Express Credit Corp.
  5.62%, 07/02/97 ....................       945,000       945,000
  5.58%, 08/05/97 ....................     2,015,000     2,015,000
American General Finance Corp.
  5.62%, 07/15/97 ....................       500,000       500,000
  5.60%, 07/15/97 ....................     1,325,000     1,325,000
  5.66%, 10/20/97 ....................     1,100,000     1,100,000
Associates Corp. of North America
  5.67%, 07/01/97 ....................       550,000       550,000
  5.58%, 07/08/97 ....................     1,850,000     1,850,000
AVCO Financial Services, Inc.
  5.70%, 07/22/97 ....................     1,275,000     1,275,000
  5.68%, 09/09/97 ....................     1,125,000     1,125,000
Beneficial Corp.
  5.59%, 07/07/97 ....................     1,200,000     1,200,000
  5.62%, 08/04/97 ....................       853,000       853,000
  5.63%, 09/29/97 ....................       850,000       850,000
Commercial Credit Co.
  5.61%, 08/04/97 ....................     1,000,000     1,000,000
GTE Funding, Inc.
  5.69%, 07/07/97 ....................       950,000       949,099
  5.57%, 07/17/97 ....................     2,000,000     1,995,049
Household Finance Corp.
  5.60%, 07/14/97 ....................     1,900,000     1,900,000
  5.53%, 07/31/97 ....................       800,000       800,000
International Lease Finance Corp.
  5.59%, 07/30/97 ....................       500,000       497,749
  5.63%, 09/02/97 ....................       650,000       643,596
  5.54%, 10/22/97 ....................     1,500,000     1,473,916
Paccar Financial Corp.
  5.50%, 07/08/97 ....................     1,710,000     1,708,171
Prudential Funding Corp.
  5.59%, 08/12/97 ....................       972,000       972,000
  5.72%, 09/25/97 ....................     1,083,000     1,083,000
                                                       -----------
                                                        26,610,580
                                                       -----------


                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------      ---------


ELECTRONICS -- 4.45%
General Electric Capital Corp.
  5.56%, 07/15/97 ..............................   $   637,000   $   637,000
  5.51%, 07/15/97 ..............................       900,000       900,000
  5.67%, 09/16/97 ..............................     1,160,000     1,160,000
                                                                 -----------
                                                                   2,697,000
                                                                 -----------
FARM MACHINERY & EQUIPMENT -- 4.45%
John Deere Capital Corp.
  5.64%, 07/29/97 ..............................       768,000       768,000
  5.56%, 07/29/97 ..............................     1,932,000     1,932,000
                                                                 -----------
                                                                   2,700,000
                                                                 -----------
FOREIGN GOVERNMENTS -- 3.94%
Province of Quebec
  5.55%, 07/21/97 ..............................     2,400,000     2,392,600
                                                                 -----------
INSURANCE/MULTI-LINE -- 4.31%
USAA Capital Corp.
  5.26%, 08/25/97 ..............................       500,000       495,982
  5.54%, 10/07/97 ..............................     2,150,000     2,117,576
                                                                 -----------
                                                                   2,613,558
                                                                 -----------
OFFICE EQUIPMENT -- 8.11%
IBM Credit Corp.
  5.59%, 08/12/97 ..............................     1,000,000     1,000,000
  5.61%, 08/20/97 ..............................     1,650,000     1,650,000
Xerox Corp.
  5.54%, 08/06/97 ..............................     2,280,000     2,267,369
                                                                 -----------
                                                                   4,917,369
                                                                 -----------
TELEPHONE/UTILITY -- 4.77%
AT & T Corp.
  6.15%, 07/01/97 ..............................     2,400,000     2,400,000
  5.38%, 08/14/97 ..............................       500,000       496,712
                                                                 -----------
                                                                   2,896,712
                                                                 -----------
TOTAL COMMERCIAL PAPER
  (cost $57,319,390) ...........................                  57,319,390
                                                                 -----------
BONDS & NOTES -- 1.65%
U.S. Government Agencies
  (cost $1,000,000)
Student Loan Marketing Association
  5.75%, 01/08/98 ..............................     1,000,000     1,000,000
                                                                 -----------
                                                      SHARES
                                                   -----------
OTHER SHORT-TERM INVESTMENTS -- 3.73%
MONEY MARKET FUNDS
Dreyfus Money Market Fund ......................     1,346,981     1,346,981
Federated Prime Obligation Fund ................       913,944       913,944
                                                                 -----------
TOTAL MONEY MARKET FUNDS
  (cost $2,260,925) ............................                   2,260,925
                                                                 -----------
TOTAL INVESTMENTS -- 99.85%
  (cost $60,580,315) ...........................                  60,580,315
                                                                 -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.15% ..................                      93,234
                                                                 -----------
NET ASSETS -- 100.00% ..........................                 $60,673,549
                                                                 ===========

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
===============================================================================
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES


                                            PRINCIPAL
                                              AMOUNT      VALUE
                                            ---------   ---------

BONDS & NOTES -- 50.43%
U.S. GOVERNMENT AGENCIES -- 10.86%
Federal Home Loan Bank
  6.830%, 06/07/01 ..................   $   655,000   $   650,906
  6.825%, 09/18/02 ..................       500,000       499,063
  8.000%, 09/20/04 ..................       750,000       765,938
  8.340%, 01/26/05 ..................       500,000       520,938
Federal National Mortgage Assoc.
  6.820%, 11/05/01 ..................       200,000       199,688
                                                      -----------
                                                        2,636,533
                                                      -----------
U.S. GOVERNMENT OBLIGATIONS -- 39.57%
United States Treasury Notes
  6.250%, 05/31/99 ..................     3,000,000     3,008,850
  5.875%, 11/15/99 ..................       500,000       496,860
  6.500%, 08/31/01 ..................     3,000,000     3,014,790
  6.250%, 02/28/02 ..................     2,000,000     1,990,000
  6.250%, 02/28/02 ..................     1,000,000       997,970
  6.625%, 04/30/02 ..................       100,000       100,950
                                                      -----------
                                                        9,609,420
                                                      -----------
TOTAL BONDS & NOTES
  (cost $12,234,385) ................                  12,245,953
                                                      -----------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                           ---------    ---------

COMMERCIAL PAPER -- 5.01%
Prudential Funding Corp.
  5.49%, 07/03/97 ...................   $   331,000   $   331,000
GTE Funding, Inc.
  5.57%, 07/17/97 ...................       500,000       498,762
American General Finance Corp.
  5.55%, 07/21/97 ...................       337,000       337,000
Ford Motor Credit Corp.
  5.68%, 07/22/97 ...................        50,000        50,000
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $1,216,762) .................                   1,216,762
                                                      -----------
OTHER SHORT-TERM INVESTMENTS -- 1.49%
  (cost $361,908)
1U.S. Treasury Bills
  4.710%, 07/24/97 ..................       363,000       361,908
                                                      -----------
TOTAL INVESTMENTS -- 56.93%
  (Cost $13,813,055) ................                  13,824,623
                                                      -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 43.07% ......                  10,460,396
                                                      -----------
NET ASSETS -- 100.00% ...............                 $24,285,019
                                                      ===========


                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS JUNE 30, 1997
================================================================================
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES


                                           PRINCIPAL
                                             AMOUNT       VALUE
                                           ---------   -----------

BONDS AND NOTES -- 31.38%
U.S. GOVERNMENT AGENCIES -- 2.35%
Tennessee Valley Authority
  5.980%, 04/01/36 ...................   $   770,000   $   774,235
                                                       -----------
U.S. GOVERNMENT OBLIGATIONS -- 20.42%
U.S. Treasury Notes
  6.625%, 04/30/02 ...................       100,000       100,950
  5.875%, 02/15/04 ...................       100,000        96,984
  7.875%, 11/15/04 ...................       100,000       107,875
  6.520%, 05/15/05 ...................     2,750,000     2,744,692
  5.625%, 02/15/06 ...................     1,000,000       939,110
  6.500%, 10/15/06 ...................       500,000       497,870
  6.000%, 02/15/26 ...................     2,500,000     2,237,550
                                                       -----------
                                                         6,725,031
                                                       -----------
CORPORATE BONDS -- 8.61%
ABN AMRO Bank NV (Chicago) Global Bond
  7.125%, 06/18/07 ...................       300,000       300,750
Amoco Canada Petroleum Co.
  7.950%, 10/01/22 ...................       500,000       511,875
Central Illinois Public Service Co.
  7.610%, 06/01/17 ...................       300,000       302,625
Citicorp
  7.200%, 06/15/07 ...................       250,000       250,938
The Money Store Home Equity Trust
  5.675%, 02/15/09 ...................       386,208       375,397
Norfolk Southern Corp.
  7.050%, 05/01/37 ...................       300,000       304,500
Suntrust Capital II
  7.900%, 06/15/27 ...................       200,000       199,250
Wachovia Corp.
  6.605%, 10/01/25 ...................       600,000       589,500
                                                       -----------
                                                         2,834,835
                                                       -----------
TOTAL BONDS & NOTES
  (cost $10,273,606) .................                  10,334,101
                                                       ===========


                                           PRINCIPAL
                                             AMOUNT       VALUE
                                           ---------   -----------

COMMERCIAL PAPER -- 9.49%
Chevron Oil Finance Corp.
  5.47%, 07/01/97 ...................   $   625,000   $   625,000
General Electric Capital Corp.
  5.51%, 07/07/97 ...................       625,000       625,000
Household Finance Corp.
  5.55%, 07/09/97 ...................       625,000       625,000
American Express Credit Corp
  5.51%, 07/14/97 ...................       625,000       625,000
Prudential Funding Corp.
  5.59%, 07/23/97 ...................       625,000       625,000
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $3,125,000) .................                   3,125,000
                                                      -----------
OTHER SHORT-TERM INVESTMENTS -- 1.30%
  (cost $429,703)
U.S. Treasury Bills
  4.710%, 07/24/97 ..................       431,000       429,703
                                                      -----------
TOTAL INVESTMENTS -- 42.17%
  (cost $13,828,309) ................                  13,888,804
                                                      -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 57.83% ......                  19,043,351
                                                      -----------
NET ASSETS -- 100.00% ...............                 $32,932,155
                                                      ===========

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 1997
================================================================================

                                                                                                        IAA TRUST
                                                                                          TAXABLE FIXED INCOME SERIES FUND, INC.
                                                            IAA TRUST     IAA TRUST     -----------------------------------------
                                              IAA TRUST       ASSET       TAX EXEMPT                    SHORT-TERM      LONG-TERM
                                               GROWTH       ALLOCATION       BOND       MONEY MARKET    GOVERNMENT        BOND
                                             FUND, INC.     FUND, INC.    FUND, INC.       SERIES       BOND SERIES      SERIES
                                            ------------   -----------    -----------   ------------    -----------    -----------
ASSETS:
  Investments in securities:
    At cost ..............................  $ 85,319,004   $11,163,675    $17,194,209    $60,580,315    $13,813,055    $13,828,309
                                            ============   ===========    ===========    ===========    ===========    ===========
    At value .............................  $125,957,060   $14,138,385    $17,753,468    $60,580,315    $13,824,623    $13,888,804
  Cash ...................................         2,338        16,662             --         55,112             --        395,041
  Receivable for securities sold .........            --        51,533             --             --             --        947,712
  Receivable for capital stock sold ......    14,778,076           500          3,281             --     12,396,444     19,254,695
  Dividends and interest receivable ......       184,203        79,191        270,097        232,089        183,254        169,245
  Due from Advisor .......................           781           523            548            543             --             --
  Other assets ...........................         5,148           637          1,175          2,265          9,120          9,277
                                            ------------   -----------    -----------    -----------    -----------    -----------
    Total assets .........................   140,927,606    14,287,431     18,028,569     60,870,324     26,413,441     34,664,774
                                            ------------   -----------    -----------    -----------    -----------    -----------

LIABILITIES:
  Payable for securities purchased .......            --            --             --             --      2,032,459      1,704,060
  Payable for capital stock redeemed .....        25,670            --             --             --             --         13,332
  Due to Advisor .........................            --            --             --             --          6,988          7,469
  Accrued expenses and other liabilities .       115,586        15,047         20,541        196,775         88,975          7,758
                                            ------------   -----------    -----------    -----------    -----------    -----------
    Total liabilities ....................       141,256        15,047         20,541        196,775      2,128,422      1,732,619
                                            ------------   -----------    -----------    -----------    -----------    -----------
NET ASSETS ...............................  $140,786,350   $14,272,384    $18,008,028    $60,673,549    $24,285,019    $32,932,155
                                            ============   ===========    ===========    ===========    ===========    ===========
NET ASSETS CONSIST OF:
  Capital paid-in ........................  $ 91,413,018   $10,893,263    $17,469,341    $60,673,677    $24,264,126    $32,851,510
  Undistributed net investment income ....       349,523         4,371          9,438             --          9,325         11,498
  Accumulated net realized gain (loss)
    on investments .......................     8,385,753       400,040        (30,010)          (128)            --          8,652
  Net unrealized appreciation of
    investments ..........................    40,638,056     2,974,710        559,259             --         11,568         60,495
                                            ------------   -----------    -----------    -----------    -----------    -----------
                                            $140,786,350   $14,272,384    $18,008,028    $60,673,549    $24,285,019    $32,932,155
                                            ============   ===========    ===========    ===========    ===========    ===========
  Shares outstanding .....................     6,254,801       974,558      2,070,305     60,673,775      2,426,194      3,279,931
                                            ============   ===========    ===========    ===========    ===========    ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ........................     $22.51        $14.64          $8.70          $1.00          $10.01         $10.04
                                               ======        ======          =====          =====          ======         ======

                       See notes to financial statements.

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 1997
================================================================================

                                                                                                           IAA TRUST
                                                                                             TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                   IAA TRUST     IAA TRUST   -------------------------------------
                                                    IAA TRUST        ASSET      TAX EXEMPT                 SHORT-TERM   LONG-TERM
                                                     GROWTH       ALLOCATION       BOND      MONEY MARKET  GOVERNMENT     BOND
                                                    FUND, INC.    FUND, INC.    FUND, INC.      SERIES     BOND SERIES*  SERIES*
                                                   -----------    ----------    ----------    ----------   -----------  --------

INVESTMENT INCOME:
  Dividends ....................................   $ 1,249,047    $   95,846    $       --    $       --    $     --    $     --
  Interest .....................................       641,579       363,792       958,197     2,123,985      79,028      91,350
                                                   -----------    ----------    ----------    ----------    --------    --------
    Total investment income ....................     1,890,626       459,638       958,197     2,123,985      79,028      91,350
                                                   -----------    ----------    ----------    ----------    --------    --------
EXPENSES:
  Investment advisory fees (Note E) ............       709,406        85,470        89,246       193,648       6,982      11,550
  Distribution expenses (Note F) ...............        56,400        13,102        23,730            --          --          --
  Transfer agent fees ..........................        74,484         9,043        13,220        42,866      12,056      12,058
  Professional fees (Note E) ...................        48,314         7,368        10,640        24,900       8,020       8,226
  Printing .....................................        19,171         2,943         4,088         9,600          --          --
  Directors' fees ..............................         6,093         1,409         1,476         1,678          --          --
  Administration fees ..........................        96,959        11,307        18,383        39,154      10,951      10,951
  Accounting fees ..............................        53,396        29,320        33,041        35,760      12,500      12,500
  Insurance ....................................        20,739         2,634         4,939         9,678       2,631       2,631
  Registration fees ............................         4,846         1,487         1,591         1,441         556         516
  Miscellaneous ................................         6,831         2,080         2,665         4,406         452         452
                                                   -----------    ----------    ----------    ----------    --------    --------
    Total expenses .............................     1,096,639       166,163       203,019       363,131      54,148      58,884
  Less: Advisory fee waiver ....................            --            --            --            --      (6,982)    (11,550)
  Less: Expenses reimbursed and waived .........            --            --            --            --     (36,502)    (35,317)
                                                   -----------    ----------    ----------    ----------    --------    --------
    Net expenses ...............................     1,096,639       166,163       203,019       363,131      10,664      12,017
                                                   -----------    ----------    ----------    ----------    --------    --------
NET INVESTMENT INCOME ..........................       793,987       293,475       755,178     1,760,854      68,364      79,333
                                                   -----------    ----------    ----------    ----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- Note (D):
  Net realized gain (loss) on investments ......     9,367,268       617,456         2,423          (128)         --       8,652
  Net change in unrealized appreciation on
    investments ................................    14,742,307     1,274,062       645,334            --      11,568      60,495
                                                   -----------    ----------    ----------    ----------    --------    --------
  Net realized and unrealized gain (loss)
    on investments .............................    24,109,575     1,891,518       647,757          (128)     11,568      69,147
                                                   -----------    ----------    ----------    ----------    --------    --------
INCREASE IN NET ASSETS FROM OPERATIONS .........   $24,903,562    $2,184,993    $1,402,935    $1,760,726    $ 79,932    $148,480
                                                   ===========    ==========    ==========    ==========    ========    ========

* For the period January 2, 1997 (commencement of operations) through June 30, 1997

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                             IAA TRUST                   IAA TRUST ASSET
                                                                          GROWTH FUND, INC.            ALLOCATION FUND, INC.
                                                                    ---------------------------     --------------------------
                                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                       06/30/97       06/30/96       06/30/97        06/30/96
                                                                    ------------    -----------     -----------    -----------
OPERATIONS:
  Net investment income ........................................    $    793,987    $ 1,005,476     $   293,475    $   293,412
  Net realized gain on investments .............................       9,367,268      7,560,208         617,456        736,443
  Net change in unrealized appreciation of investments .........      14,742,307      6,380,518       1,274,062        385,622
                                                                    ------------    -----------     -----------    -----------
  Net increase in net assets from operations ...................      24,903,562     14,946,202       2,184,993      1,415,477
                                                                    ------------    -----------     -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income ............................................        (905,867)    (1,047,434)       (288,779)      (293,737)
  Realized gains on investments ................................      (5,135,058)    (6,467,667)       (670,310)      (250,319)
                                                                    ------------    -----------     -----------    -----------
                                                                      (6,040,925)    (7,515,101)       (959,089)      (544,056)
                                                                    ------------    -----------     -----------    -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) ...................      37,123,270      6,792,238       2,963,534       (328,304)
                                                                    ------------    -----------     -----------    -----------
  Total increase in net assets .................................      55,985,907     14,223,339       4,189,438        543,117
NET ASSETS:
  Beginning of year ............................................      84,800,443     70,577,104      10,082,946      9,539,829
                                                                    ------------    -----------     -----------    -----------
  End of year ..................................................    $140,786,350    $84,800,443     $14,272,384    $10,082,946
                                                                    ============    ===========     ===========    ===========


                                                                                                            IAA TRUST
                                                                                                      TAXABLE FIXED INCOME
                                                                             IAA TRUST                   SERIES FUND, INC.
                                                                     TAX EXEMPT BOND FUND, INC.        MONEY MARKET SERIES
                                                                    ---------------------------     --------------------------
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                       06/30/97       06/30/96        06/30/97       06/30/96
                                                                    ------------    -----------     -----------    -----------
OPERATIONS:
  Net investment income ........................................    $    755,178    $   806,636     $ 1,760,854    $ 1,907,720
  Net realized gain (loss) on investments ......................           2,423         27,534            (128)            --
  Net change in unrealized appreciation of investments .........         645,334        141,343              --             --
                                                                    ------------    -----------     -----------    -----------
  Net increase in net assets from operations ...................       1,402,935        975,513       1,760,726      1,907,720
                                                                    ------------    -----------     -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income ............................................        (744,014)      (808,361)     (1,760,915)    (1,907,605)
  Realized gains on investments ................................         (48,659)       (46,251)             --             --
                                                                    ------------    -----------     -----------    -----------
                                                                        (792,673)      (854,612)     (1,760,915)    (1,907,605)
                                                                    ------------    -----------     -----------    -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) ...................        (345,953)    (1,209,728)     27,009,548     (2,751,388)
                                                                    ------------    -----------     -----------    -----------
  Total increase (decrease) in net assets ......................         264,309     (1,088,827)     27,009,359     (2,751,273)
NET ASSETS:
  Beginning of year ............................................      17,743,719     18,832,546      33,664,190     36,415,463
                                                                    ------------    -----------     -----------    -----------
  End of year ..................................................    $ 18,008,028    $17,743,719     $60,673,549    $33,664,190
                                                                    ============    ===========     ===========    ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              IAA TRUST                     IAA TRUST
                                                                        TAXABLE FIXED INCOME           TAXABLE FIXED INCOME
                                                                          SERIES FUND, INC.              SERIES FUND, INC.
                                                                  SHORT-TERM GOVERNMENT BOND SERIES   LONG-TERM BOND SERIES
                                                                  ---------------------------------   ------------------
                                                                          FOR THE PERIOD                FOR THE PERIOD
                                                                             01/02/97*                     01/02/97*
                                                                         THROUGH 06/30/97               THROUGH 06/30/97
                                                                         ----------------               ----------------
OPERATIONS:
  Net investment income ..........................................         $    68,364                     $    79,333
  Net realized gain on investments                                                  --                           8,652
  Net change in unrealized appreciation of investments ...........              11,568                          60,495
                                                                           -----------                     -----------
  Net increase in net assets from operations .....................              79,932                         148,480
                                                                           -----------                     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income ..............................................             (59,039)                        (67,835)
                                                                           -----------                     -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) .....................          24,264,126                      32,851,510
                                                                           -----------                     -----------
  Total increase in net assets ...................................          24,285,019                      32,932,155
NET ASSETS:
  Beginning of period ............................................                  --                              --
                                                                           -----------                     -----------
  End of period ..................................................         $24,285,019                     $32,932,155
                                                                           ===========                     ===========

*Commencement of operations.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
================================================================================
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                           IAA TRUST
                                                                                        GROWTH FUND, INC.

                                                                                      YEARS ENDED JUNE 30,
                                                                        --------------------------------------------------
                                                                          1997       1996       1995      1994      1993
                                                                        -------    -------    -------   -------    -------
Net asset value, beginning of year ..................................   $ 18.88    $ 17.23    $ 15.16   $ 17.55    $ 17.23
                                                                        -------    -------    -------   -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income .............................................      0.15       0.23       0.22      0.27       0.25
  Net gains or losses on securities (both realized and unrealized) ..      4.81       3.23       3.45     (0.63)      1.67
                                                                        -------    -------    -------   -------    -------
    Total from investment operations ................................      4.96       3.46       3.67     (0.36)      1.92
                                                                        -------    -------    -------   -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income ..............................     (0.20)     (0.25)     (0.17)    (0.22)     (0.29)
  Distributions from capital gains ..................................     (1.13)     (1.56)     (1.43)    (1.81)     (1.31)
                                                                        -------    -------    -------   -------    -------
    Total distributions .............................................     (1.33)     (1.81)     (1.60)    (2.03)     (1.60)
                                                                        -------    -------    -------   -------    -------
Net asset value, end of year ........................................   $ 22.51    $ 18.88    $ 17.23   $ 15.16    $ 17.55
                                                                        =======    =======    =======   =======    =======
TOTAL RETURN ........................................................     28.54%     21.51%     26.68%    (2.42)%    11.71%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's) ................................  $140,786    $84,800    $70,577   $59,448    $70,785
  Ratio of expenses to average net assets ...........................      1.16%      1.12%      1.14%     1.24%      1.18%
  Ratio of net investment income to average net assets ..............      0.84%      1.30%      1.41%     1.03%      1.36%
  Portfolio turnover ................................................     30.74%     32.95%     31.84%    49.12%     55.36%
  Average Commission Rate Paid* .....................................   $0.0595    $0.0645       N/A       N/A        N/A


                                                                                            IAA TRUST
                                                                                    ASSET ALLOCATION FUND, INC.

                                                                                      YEARS ENDED JUNE 30,
                                                                        --------------------------------------------------
                                                                          1997       1996       1995      1994      1993
                                                                        -------    -------    -------   -------    -------
Net asset value, beginning of year ..................................   $ 13.39    $ 12.29    $ 11.08   $ 11.60    $ 11.20
                                                                        -------    -------    -------   -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income .............................................      0.35       0.37       0.36      0.34       0.57
  Net gains or losses on securities (both realized and unrealized) ..      2.11       1.41       1.38     (0.25)      0.47
                                                                        -------    -------    -------   -------    -------
    Total from investment operations ................................      2.46       1.78       1.74      0.09       1.04
                                                                        -------    -------    -------   -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income ..............................     (0.34)     (0.37)     (0.34)    (0.34)     (0.57)
  Distributions from capital gains ..................................     (0.87)     (0.31)     (0.18)    (0.27)     (0.07)
  Distributions from return of capital ..............................        --         --      (0.01)       --         --
                                                                        -------    -------    -------   -------    -------
    Total distributions .............................................     (1.21)     (0.68)     (0.53)    (0.61)     (0.64)
                                                                        -------    -------    -------   -------    -------
Net asset value, end of year ........................................   $ 14.64    $ 13.39    $ 12.29   $ 11.08    $ 11.60
                                                                        =======    =======    =======   =======    =======
TOTAL RETURN ........................................................    19.95%      14.74%     16.29%     0.71%      9.58%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's) ................................  $14,272     $10,083    $ 9,540   $ 8,653    $ 6,663
  Ratio of expenses to average net assets ...........................     1.46%       1.44%      1.46%     1.78%      1.71%
  Ratio of net investment income to average net assets ..............     2.57%       2.81%      3.18%     2.98%      4.97%
  Portfolio turnover ................................................    19.25%      33.77%     21.03%    17.39%     36.70%
  Average Commission Rate Paid* .....................................  $0.0732     $0.0861       N/A       N/A        N/A

 * Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period. The disclosure is required by the SEC beginning in 1996.

FINANCIAL HIGHLIGHTS
================================================================================
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                          IAA TRUST
                                                                                  TAX EXEMPT BOND FUND, INC.

                                                                                    YEARS ENDED JUNE 30,
                                                                     --------------------------------------------------
                                                                       1997       1996       1995       1994      1993
                                                                     -------    -------    -------   -------    -------
Net asset value, beginning of year ................................  $  8.41    $  8.36    $  8.19   $  9.11    $  8.78
                                                                     -------    -------    -------   -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...........................................     0.36       0.37       0.39      0.39       0.46
  Net gains or losses on securities (both realized and unrealized)      0.31       0.07       0.20     (0.54)      0.33
                                                                     -------    -------    -------   -------    -------
    Total from investment operations ..............................     0.67       0.44       0.59     (0.15)      0.79
                                                                     -------    -------    -------   -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income ............................    (0.36)     (0.37)     (0.39)    (0.39)     (0.46)
  Distributions from capital gains ................................    (0.02)     (0.02)     (0.03)    (0.38)      0.00
                                                                     -------    -------    -------   -------    -------
    Total distributions ...........................................    (0.38)     (0.39)     (0.42)    (0.77)     (0.46)
                                                                     -------    -------    -------   -------    -------
Net asset value, end of year ......................................    $8.70      $8.41      $8.36     $8.19      $9.11
                                                                     =======    =======    =======   =======    =======
TOTAL RETURN ......................................................     8.15%      5.30%      7.51%    (1.86)%     9.19%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's) ..............................  $18,008    $17,744    $18,833   $19,095    $20,026
  Ratio of expenses to average net assets .........................     1.14%      1.08%     1.06%      1.15%     1.03%
  Ratio of net investment income to average net assets ............     4.23%      4.30%     4.79%      4.47%     5.11%
  Portfolio turnover ..............................................    11.35%     14.75%    24.89%     41.94%    39.60%


                                                                                        IAA TRUST
                                                                                   TAXABLE FIXED INCOME
                                                                                     SERIES FUND, INC.
                                                                                   MONEY MARKET SERIES

                                                                                   YEARS ENDED JUNE 30,
                                                                     --------------------------------------------------
                                                                       1997       1996       1995      1994       1993
                                                                     -------    -------    -------   -------    -------
Net asset value, beginning of year ................................  $  1.00    $  1.00    $  1.00   $  1.00    $  1.00
                                                                     -------    -------    -------   -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...........................................     0.05       0.05       0.05      0.03       0.02
                                                                     -------    -------    -------   -------    -------
    Total from investment operations ..............................     0.05       0.05       0.05      0.03       0.02
                                                                     -------    -------    -------   -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income ............................    (0.05)     (0.05)     (0.05)    (0.03)     (0.02)
                                                                     -------    -------    -------   -------    -------
    Total distributions ...........................................    (0.05)     (0.05)     (0.05)    (0.03)     (0.02)
                                                                     -------    -------    -------   -------    -------
Net asset value, end of year ......................................  $  1.00    $  1.00    $  1.00   $  1.00    $  1.00
                                                                     =======    =======    =======   =======    =======
TOTAL RETURN ......................................................     4.63%      4.82%      4.85%     2.86%      2.41%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's) ..............................  $60,674    $33,664    $36,415   $38,699    $33,302
  Ratio of expenses to average net assets(DAGGER) .................     0.94%      0.90%      0.73%     0.56%      0.58%
  Ratio of net investment income to average net assets ............     4.55%      4.74%      4.80%     2.83%      2.67%

  (DAGGER) After voluntary waiver of advisory fees. Before voluntary waiver of advisory fees, the ratio of expenses to average net assets was .97%, 1.06% and 1.02% for the years ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively.

FINANCIAL HIGHLIGHTS
================================================================================

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                             IAA TRUST TAXABLE FIXED INCOME
                                                                                    SERIES FUND, INC.
                                                                       -------------------------------------------
                                                                       SHORT-TERM GOVERMENT           LONG-TERM
                                                                            BOND SERIES              BOND SERIES
                                                                       --------------------       ----------------
                                                                          FOR THE PERIOD           FOR THE PERIOD
                                                                             01/02/97*                01/02/97*
                                                                         THROUGH 06/30/97         THROUGH 06/30/97
                                                                       --------------------       ----------------
Net asset value, beginning of period ................................         $ 10.00                 $ 10.00
                                                                              -------                 -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income .............................................            0.20                    0.20
  Net gains on securities (both realized and unrealized) ............            0.01                    0.04
                                                                              -------                 -------
    Total from investment operations ................................            0.21                    0.24
                                                                              -------                 -------
  LESS DISTRIBUTIONS
  Dividends from net investment income ..............................           (0.20)                  (0.20)
                                                                              -------                 -------
    Total distributions .............................................           (0.20)                  (0.20)
                                                                              -------                 -------
Net asset value, end of period ......................................         $ 10.01                 $ 10.04
                                                                              =======                 =======
TOTAL RETURN ........................................................            2.10%                   2.44%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................         $24,285                 $32,932
  Ratio of expenses to average net assets(DAGGER) ...................            0.76%**                 0.78%**
  Ratio of net investment income to average net assets(DAGGER) ......            4.90%**                 5.15%**
  Portfolio turnover ................................................            0.00%                  41.77%

 * Commencement of operations.
** Annualized.
 (DAGGER) After expense reimbursements and voluntary waivers. Before voluntary waiver and reimbursement of expenses, the ratio of expenses to average net assets was 3.88% and 3.82% for Short-Term Government Bond Series and Long-Term Bond Series, respectively. The ratio of net investment income to average net assets would have been 1.78% and 2.11% for Short-Term Government Bond Series and Long-Term Bond Series, respectively.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997
================================================================================

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each of the Funds in the preparation of its financial statements.

     (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

     (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

     (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE (B)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions are distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year at the end of the Funds' fiscal and calendar year.

NOTE (C) CAPITAL STOCK: At June 30, 1997, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (CONTINUED)
================================================================================

Transactions in capital stock were as follows:

                                                GROWTH FUND                                   ASSET ALLOCATION FUND
                                                -----------                                   ---------------------
                                    YEAR ENDED               YEAR ENDED               YEAR ENDED                 YEAR ENDED
                                  JUNE 30, 1997            JUNE 30, 1996             JUNE 30, 1997              JUNE 30, 1996
                            -----------------------   ----------------------    ------------------------   ------------------------
                              SHARES       AMOUNT      SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                            ---------   -----------   --------   -----------    ----------   -----------   ----------   -----------
Shares sold ............... 1,905,852   $40,718,271    367,621   $ 6,620,827       274,886    $3,715,120      174,733   $ 2,278,506
Shares issued through
  reinvestment of dividends   331,143     5,730,849    416,875     7,132,281        60,513       776,909       27,062       350,628
                            ---------   -----------   --------   -----------    ----------   -----------   ----------   -----------
                            2,236,995    46,449,120    784,496    13,753,108       335,399     4,492,029      201,795     2,629,134
                             --------   -----------   --------   -----------    ----------   -----------   ----------   -----------
Shares redeemed ...........  (474,420)   (9,325,850)  (388,989)   (6,960,870)     (113,903)   (1,528,495)    (224,935)   (2,957,438)
                            ---------   -----------   --------   -----------    ----------   -----------   ----------   -----------
Net increase (decrease) ... 1,762,575   $37,123,270    395,507   $ 6,792,238        221,49    $2,963,534      (23,140)  $  (328,304)
                            =========   ===========   ========   ===========    ==========   ===========   ==========   ===========

                                                                                          TAXABLE FIXED INCOME SERIES FUND
                                                                                          --------------------------------
                                            TAX EXEMPT BOND FUND                                MONEY MARKET SERIES
                                            --------------------                                -------------------
                                    YEAR ENDED               YEAR ENDED               YEAR ENDED                 YEAR ENDED
                                  JUNE 30, 1997            JUNE 30, 1996             JUNE 30, 1997              JUNE 30, 1996
                             ----------------------   ----------------------    ------------------------   ------------------------
                              SHARES       AMOUNT      SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                             --------   -----------   --------   -----------    ----------   -----------   ----------   -----------
Shares sold ................  275,666   $ 2,369,946     63,839   $   550,009    74,925,622   $74,925,622   51,403,909   $51,403,909
Shares issued through
  reinvestment of dividends    61,144       522,920     64,497       549,480     1,751,343     1,751,343    1,795,132     1,795,132
                             --------   -----------   --------   -----------    ----------   -----------   ----------   -----------
                              336,810     2,892,866    128,336     1,099,489    76,676,965    76,676,965   53,199,041    53,199,041
                             --------   -----------   --------   -----------    ----------   -----------   ----------   -----------
Shares redeemed ............ (377,076)   (3,238,819)  (271,157)   (2,309,217)  (49,667,417)  (49,667,417) (55,950,429)  (55,950,429)
                             --------   -----------   --------   -----------    ----------   -----------   ----------   -----------
Net increase (decrease) ....  (40,266)  $  (345,953)  (142,821)  $(1,209,728)   27,009,548   $27,009,548   (2,751,388)  $(2,751,388)
                             ========   ===========   ========   ===========    ==========   ===========   ==========   ===========

                                           TAXABLE FIXED INCOME SERIES FUND       TAXABLE FIXED INCOME SERIES FUND
                                          ---------------------------------       --------------------------------
                                          SHORT-TERM GOVERNMENT BOND SERIES             LONG-TERM BOND SERIES
                                          ---------------------------------          --------------------------
                                                    PERIOD 1/2/97*                          PERIOD 1/2/97*
                                                   THROUGH 6/30/97                         THROUGH 6/30/97
                                             -------------------------               --------------------------
                                               SHARES         AMOUNT                    SHARES         AMOUNT
                                             ---------     -----------               ---------      -----------
Shares sold .............................    2,427,250     $24,274,746               3,317,112      $33,219,414
Shares issued through
  reinvestment of dividends .............        3,918          39,239                   4,765           47,835
                                             ---------     -----------               ---------      -----------
                                             2,431,168      24,313,985               3,321,877       33,267,249
                                             ---------     -----------               ---------      -----------
Shares redeemed .........................       (4,974)        (49,859)                (41,946)        (415,739)
                                             ---------     -----------               ---------      -----------
Net increase ............................    2,426,194     $24,264,126               3,279,931      $32,851,510
                                             =========     ===========               =========      ===========

* Commencement of operations.

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the year ended June 30, 1997 were:
                                              PURCHASES           SALES
                                             -----------       -----------
Growth Fund ..............................   $37,493,320       $25,597,917
Asset Allocation Fund ....................   $ 3,253,623       $ 2,103,425
Tax Exempt Bond Fund .....................   $ 1,963,415       $ 2,018,141
Short-Term Gov't. Bond Series ............   $         0       $         0
Long-Term Bond Series ....................   $ 2,812,852       $         0

For the year ended June 30 1997, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund ....................   $ 1,045,129       $         0
Short-Term Gov't. Bond Series ............   $12,234,087       $         0
Long-Term Bond Series ....................   $ 8,395,353       $   944,154

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (CONTINUED)
================================================================================

For both  Federal  income  tax and  financial  statement  purposes,  the cost of investments at June 30, 1997 was $85,319,004 for the Growth Fund, $11,163,675 for the Asset Allocation Fund, $17,194,209 for the Tax Exempt Bond Fund, $60,580,315 for the Money Market Series, $13,813,055 for the Short-Term Government Bond Series, and $13,828,309 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at June 30, 1997 consisted of the following:

                                                   APPRECIATION     DEPRECIATION
                                                   ------------     ------------
Growth Fund .....................................   $40,815,157       $ 177,101
Asset Allocation Fund ...........................   $ 3,049,364       $  74,654
Tax Exempt Bond Fund ............................   $   580,784       $  21,525
Short-Term Government Bond Series ...............   $    20,084       $   8,516
Long-Term Bond Series ...........................   $    66,578       $   6,083

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers.

For the period January 2, 1997 (commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds' average daily net assets. Effective July 1, 1997 the Advisor has agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Investment advisory fees, for the year ended June 30, 1997, are as follows:

                                                                 EXPENSES WAIVED
                                         ADVISORY     ADVISORY    AND REIMBURSED
                                           FEE          FEE         BY ADVISER
                                       ------------   --------    --------------
Short-Term Government Bond Series ...     0.50%       $ 6,982         $32,422
Long-Term Bond Series ...............     0.75%       $11,550         $35,805

FPS Services, Inc., the Funds administrator waived fees of $11,062 for the period ending June 30, 1997 for the Short-Term Government Bond Series and the Long-Term Bond Series. These waivers expired June 30, 1997.

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during the year or period ended June 30, 1997 were $2,000, $2,132, $2,188, $5,836, $3,630 and $3,836, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: FPS Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Short-Term Government Bond Series and the Long-Term Bond Series have each adapted a plan of distribution effective October 1, 1996. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the year ended June 30, 1997, the Rule 12b-1 Plan expenses incurred for the Growth Fund, the Asset Allocation Fund and the Tax Exempt Bond Fund, were 0.06%, 0.11% and 0.13%, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
To the Shareholders and Boards of Directors of IAA Trust Company Mutual Funds

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of IAA Trust Company Mutual Funds (the "Fund") (comprising, respectively, the IAA Trust Growth Fund, Inc., the IAA Trust Asset Allocation Fund, Inc., the IAA Trust Tax Exempt Bond Fund, Inc. and the IAA Trust Taxable Fixed Income Series Fund, Inc. which includes the IAA Trust Money Market Series (formerly known as the IAA Trust Money Market Fund, Inc.), the IAA Trust Short-Term Government Bond Series and the IAA Trust
Long-Term Bond Series) as of June 30, 1997, and the related statements of operations for the year (or period) then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios comprising the IAA Trust Company Mutual Funds as of June 30, 1997, the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
August 12, 1997

IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series
    Short-Term Government Bond Series
    Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
William E. Klein, Sr.
Ailene Miller
Rollie D. Moore

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Gary E. Mede, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois

DISTRIBUTOR
FPS Broker Services, Inc.
King of Prussia, Pennsylvania

TRANSFER AGENT
FPS Services, Inc.
King of Prussia, Pennsylvania

CUSTODIAN
IAA Trust Company
Bloomington, Illinois

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

                                                               F30-113-08 (8/97)